Reporting Entities - Schedule of Reporting Entities (Details) - Asian Equity Exchange Group Co LTD [Member]	7 Months Ended
Dec. 31, 2015
Yinfu International Enterprise Ltd [Member]
Name of subsidiary	Yinfu International Enterprise Ltd
Place of incorporation	Hong Kong
Percentage of interest	100.00%
Principal activities	Providing consultancy services in investment and corporate management
Yinfu Guotai Investment Consultant [Member]
Name of subsidiary	Yinfu Guotai Investment Consultant (Shenzhen) Co., Ltd.
Place of incorporation	The People’s Republic of China
Percentage of interest	100.00%
Principal activities	Providing consultancy services in investment and corporate management